Subsequent events (Tables)	9 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Schedule of pro-forma financial information

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Net sales	$5,160	$8,542	$19,477	$22,147
Cost of goods sold	3,890	5,289	13,220	15,748
Gross margin	1,269	3,253	6,257	6,399

Selling, general and administrative	5,609	3,977	13,208	13,779
Gain on sale of assets	(5,993)	-	(5,993)	-
Impairment of intangible assets	-	-	-	8,532
Total Expenses	(384)	3,977	7,215	22,312

Operating income (loss)	1,653	(724)	(958)	(15,913)
Interest income (expense), net	30	(180)	183	(975)
Gain on extinguishment of debt	-	3,561	-	3,561
Other income	32	-	130	-
Change in fair value of warrant liabilities	-	-	-	(1,575)
Net income (loss) before taxes	1,715	2,657	(646)	(14,903)
Income tax (expense) income	5	3	5	2
Net income (loss) after taxes	1,710	2,654	(651)	(14,905)